UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

FORM N-Q

SEPTEMBER 30, 2014

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited)	September 30, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 2.0%
American Axle & Manufacturing Holdings Inc.	161,848	$2,714,191	*
Cooper Tire & Rubber Co.	49,125	1,409,887
Dana Holding Corp.	95,600	1,832,652
Drew Industries Inc.	10,530	444,261
Modine Manufacturing Co.	141,276	1,676,946	*
Stoneridge Inc.	206,585	2,328,213	*
Tower International Inc.	131,409	3,310,193	*

Total Auto Components		13,716,343

Automobiles - 0.4%
Winnebago Industries Inc.	127,007	2,764,942	*

Diversified Consumer Services - 0.5%
Houghton Mifflin Harcourt Co.	40,100	779,544	*
LifeLock Inc.	169,292	2,419,183	*

Total Diversified Consumer Services		3,198,727

Hotels, Restaurants & Leisure - 3.2%
ClubCorp Holdings Inc.	121,642	2,412,161
Cracker Barrel Old Country Store Inc.	43,334	4,471,635
Denny’s Corp.	106,736	750,354	*
Diamond Resorts International Inc.	60,200	1,370,152	*
Interval Leisure Group Inc.	94,741	1,804,816
Jack in the Box Inc.	75,300	5,134,707
Marcus Corp.	45,254	715,013
Marriott Vacations Worldwide Corp.	51,163	3,244,246	*
Multimedia Games Holding Co. Inc.	35,370	1,273,674	*
Sonic Corp.	74,200	1,659,112	*

Total Hotels, Restaurants & Leisure		22,835,870

Household Durables - 0.5%
La-Z-Boy Inc.	93,700	1,854,323
NACCO Industries Inc., Class A Shares	24,312	1,209,036
Skullcandy Inc.	93,550	728,754	*

Total Household Durables		3,792,113

Internet & Catalog Retail - 0.1%
FTD Cos. Inc.	21,488	732,956	*

Leisure Products - 0.4%
Smith & Wesson Holding Corp.	297,826	2,811,477	*

Media - 0.7%
Entravision Communications Corp., Class A Shares	643,381	2,547,789
Nexstar Broadcasting Group Inc., Class A Shares	57,169	2,310,771

Total Media		4,858,560

Multiline Retail - 0.2%
Dillard’s Inc., Class A Shares	16,000	1,743,680

Specialty Retail - 2.1%
Aaron’s Inc.	15,465	376,109
Barnes & Noble Inc.	82,666	1,631,827	*
Brown Shoe Co. Inc.	119,740	3,248,546
Christopher & Banks Corp.	131,467	1,300,209	*
Citi Trends Inc.	34,736	767,665	*
Finish Line Inc., Class A Shares	51,806	1,296,704
Group 1 Automotive Inc.	27,600	2,006,796
Haverty Furniture Cos. Inc.	24,135	525,902
Penske Automotive Group Inc.	90,300	3,665,277

Total Specialty Retail		14,819,035

Textiles, Apparel & Luxury Goods - 1.4%
Columbia Sportswear Co.	36,380	1,301,677

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 1.4% (continued)
Iconix Brand Group Inc.	99,400	$3,671,836	*
Skechers USA Inc., Class A Shares	31,314	1,669,349	*
Unifi Inc.	35,442	917,948	*
Wolverine World Wide Inc.	83,600	2,095,016

Total Textiles, Apparel & Luxury Goods		9,655,826

TOTAL CONSUMER DISCRETIONARY		80,929,529

CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.8%
Andersons Inc.	21,400	1,345,632
Ingles Markets Inc., Class A Shares	10,311	244,268
Pantry Inc.	72,269	1,462,002	*
Rite Aid Corp.	551,500	2,669,260	*

Total Food & Staples Retailing		5,721,162

Food Products - 1.2%
Pilgrim’s Pride Corp.	132,172	4,039,176	*
Sanderson Farms Inc.	50,600	4,450,270

Total Food Products		8,489,446

Household Products - 0.1%
WD-40 Co.	8,448	574,126

Personal Products - 0.5%
Inter Parfums Inc.	61,499	1,691,223
USANA Health Sciences Inc.	25,467	1,875,899	*

Total Personal Products		3,567,122

TOTAL CONSUMER STAPLES		18,351,856

ENERGY - 5.3%
Energy Equipment & Services - 1.5%
Bristow Group Inc.	29,880	2,007,936
Era Group Inc.	30,027	653,087	*
GulfMark Offshore Inc., Class A Shares	33,700	1,056,495
Key Energy Services Inc.	707,221	3,422,950	*
Pacific Drilling SA	59,094	488,708	*
SEACOR Holdings Inc.	18,600	1,391,280	*
Tesco Corp.	31,427	623,826
Vantage Drilling Co.	548,116	696,107	*

Total Energy Equipment & Services		10,340,389

Oil, Gas & Consumable Fuels - 3.8%
Abraxas Petroleum Corp.	189,145	998,686	*
Alon USA Energy Inc.	89,451	1,284,516
Carrizo Oil & Gas Inc.	52,730	2,837,928	*
Delek US Holdings Inc.	78,500	2,599,920
Green Plains Inc.	40,241	1,504,611
Matador Resources Co.	185,770	4,802,154	*
Pacific Ethanol Inc.	80,651	1,125,888	*
Renewable Energy Group Inc.	81,300	825,195	*
REX Stores Corp.	2,810	204,793	*
SemGroup Corp., Class A Shares	53,400	4,446,618
Targa Resources Corp.	13,516	1,840,474
VAALCO Energy Inc.	402,202	3,418,717	*
Warren Resources Inc.	129,960	688,788	*

Total Oil, Gas & Consumable Fuels		26,578,288

TOTAL ENERGY		36,918,677

FINANCIALS - 23.0%
Banks - 7.1%
Ameris Bancorp	44,302	972,429
BBCN Bancorp Inc.	207,230	3,023,486
Community Trust Bancorp Inc.	20,656	694,661

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	SHARES	VALUE
Banks - 7.1% (continued)
Customers Bancorp Inc.	88,899	$1,596,626	*
Eagle Bancorp Inc.	13,819	439,721	*
First BanCorp	409,865	1,946,859	*
First Merchants Corp.	153,060	3,093,343
First NBC Bank Holding Co.	37,315	1,222,066	*
Hanmi Financial Corp.	201,730	4,066,877
OFG Bancorp	255,542	3,828,019
Old National Bancorp	166,936	2,165,160
PrivateBancorp Inc.	179,600	5,371,836
S&T Bancorp Inc.	26,748	627,508
Sandy Spring Bancorp Inc.	48,400	1,107,876
Umpqua Holdings Corp.	149,207	2,457,439
Union Bankshares Corp.	21,705	501,385
United Community Banks Inc.	252,390	4,154,339
Wesbanco Inc.	13,318	407,398
Western Alliance Bancorp	178,003	4,254,272	*
Wilshire Bancorp Inc.	454,700	4,196,881
Wintrust Financial Corp.	78,400	3,502,128

Total Banks		49,630,309

Capital Markets - 1.0%
BGC Partners Inc., Class A Shares	205,000	1,523,150
Evercore Partners Inc., Class A Shares	29,614	1,391,858
KCG Holdings Inc., Class A Shares	90,835	920,159	*
Manning & Napier Inc.	117,186	1,967,553
RCS Capital Corp., Class A	57,108	1,286,072

Total Capital Markets		7,088,792

Consumer Finance - 1.8%
Consumer Portfolio Services Inc.	84,916	544,312	*
Credit Acceptance Corp.	29,593	3,730,789	*
Encore Capital Group Inc.	32,580	1,443,620	*
Nelnet Inc., Class A Shares	75,400	3,248,986
Portfolio Recovery Associates Inc.	35,067	1,831,549	*
World Acceptance Corp.	21,800	1,471,500	*

Total Consumer Finance		12,270,756

Diversified Financial Services - 0.0%
Gain Capital Holdings Inc.	42,950	273,591

Insurance - 2.2%
American Equity Investment Life Holding Co.	93,880	2,147,974
AmTrust Financial Services Inc.	102,900	4,097,478
HCI Group Inc.	91,645	3,298,304
Maiden Holdings Ltd.	262,200	2,905,176
Montpelier Re Holdings Ltd.	52,390	1,628,805
Navigators Group Inc.	2,650	162,975	*
United Fire Group Inc.	42,358	1,176,282

Total Insurance		15,416,994

Real Estate Investment Trusts (REITs) - 8.6%
Ashford Hospitality Prime Inc.	45,208	688,518
Ashford Hospitality Trust	342,920	3,504,642
Cedar Shopping Centers Inc.	245,090	1,446,031
DiamondRock Hospitality Co.	311,300	3,947,284
DuPont Fabros Technology Inc.	176,600	4,775,264
FelCor Lodging Trust Inc.	549,700	5,145,192
First Industrial Realty Trust Inc.	38,990	659,321
Hatteras Financial Corp.	55,200	991,392
Hersha Hospitality Trust	462,100	2,943,577
LaSalle Hotel Properties	104,200	3,567,808
Mack-Cali Realty Corp.	147,691	2,822,375
New Residential Investment Corp.	162,630	948,133
Pennsylvania Real Estate Investment Trust	146,400	2,919,216
Pennymac Mortgage Investment Trust	152,814	3,274,804
Potlatch Corp.	112,800	4,535,688

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 8.6% (continued)
Redwood Trust Inc.	81,532	$1,351,801
Resource Capital Corp.	257,751	1,255,247
RLJ Lodging Trust	174,400	4,965,168
Ryman Hospitality Properties Inc.	46,400	2,194,720
Saul Centers Inc.	1,870	87,404
Strategic Hotels & Resorts Inc.	293,200	3,415,780	*
Summit Hotel Properties Inc.	68,400	737,352
Sunstone Hotel Investors Inc.	292,700	4,045,114

Total Real Estate Investment Trusts (REITs)		60,221,831

Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA	16,200	1,632,960	*

Thrifts & Mortgage Finance - 2.1%
Essent Group Ltd.	75,023	1,606,242	*
First Defiance Financial Corp.	13,087	353,480
Home Loan Servicing Solutions Ltd.	162,500	3,443,375
Meridian Bancorp Inc.	79,588	840,449	*
MGIC Investment Corp.	484,229	3,781,829	*
Radian Group Inc.	150,153	2,141,182
Tree.com Inc.	36,336	1,304,099	*
WSFS Financial Corp.	19,712	1,411,576

Total Thrifts & Mortgage Finance		14,882,232

TOTAL FINANCIALS		161,417,465

HEALTH CARE - 14.5%
Biotechnology - 5.7%
Achillion Pharmaceuticals Inc.	123,245	1,229,985	*
AMAG Pharmaceuticals Inc.	77,930	2,486,746	*
Amicus Therapeutics Inc.	145,288	864,464	*
Arena Pharmaceuticals Inc.	241,900	1,013,561	*
Dyax Corp.	244,776	2,477,133	*
Enanta Pharmaceuticals Inc.	60,555	2,396,161	*
Epizyme Inc.	71,196	1,930,123	*
Halozyme Therapeutics Inc.	73,989	673,300	*
Insmed Inc.	106,800	1,393,740	*
Insys Therapeutics Inc.	70,368	2,728,871	*
Isis Pharmaceuticals Inc.	98,400	3,820,872	*
MiMedx Group Inc.	224,521	1,600,835	*
Neurocrine Biosciences Inc.	99,221	1,554,793	*
NPS Pharmaceuticals Inc.	89,800	2,334,800	*
OncoMed Pharmaceuticals Inc.	41,200	779,916	*
Osiris Therapeutics Inc.	46,688	587,802	*
Peregrine Pharmaceuticals Inc.	391,300	532,168	*
Puma Biotechnology Inc.	18,700	4,461,259	*
Repligen Corp.	249,894	4,975,389	*
Sangamo BioSciences Inc.	113,239	1,221,283	*
Vanda Pharmaceuticals Inc.	86,115	893,874	*

Total Biotechnology		39,957,075

Health Care Equipment & Supplies - 3.5%
Align Technology Inc.	19,400	1,002,592	*
Analogic Corp.	7,755	496,010
AngioDynamics Inc.	118,521	1,626,108	*
Anika Therapeutics Inc.	47,613	1,745,493	*
Dexcom Inc.	82,495	3,298,975	*
Invacare Corp.	148,776	1,757,045
Merit Medical Systems Inc.	31,600	375,408	*
Natus Medical Inc.	136,836	4,038,030	*
NuVasive Inc.	85,053	2,965,798	*
OraSure Technologies Inc.	348,440	2,515,737	*
Symmetry Medical Inc.	61,849	624,056	*

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 3.5% (continued)
Zeltiq Aesthetics Inc.	204,224	$4,621,589	*

Total Health Care Equipment & Supplies		25,066,841

Health Care Providers & Services - 2.7%
Addus HomeCare Corp.	81,475	1,596,910	*
Centene Corp.	66,083	5,465,725	*
Ensign Group Inc.	20,500	713,400
Magellan Health Inc.	64,310	3,519,686	*
Radnet Inc.	50,700	335,634	*
Team Health Holdings Inc.	60,600	3,514,194	*
WellCare Health Plans Inc.	60,241	3,634,942	*

Total Health Care Providers & Services		18,780,491

Life Sciences Tools & Services - 0.3%
Parexel International Corp.	23,877	1,506,400	*
Sequenom Inc.	230,268	683,896	*

Total Life Sciences Tools & Services		2,190,296

Pharmaceuticals - 2.3%
DepoMed Inc.	74,500	1,131,655	*
Endocyte Inc.	71,080	432,166	*
Impax Laboratories Inc.	155,100	3,677,421	*
Medicines Co.	124,833	2,786,273	*
Nektar Therapeutics	26,307	317,526	*
Prestige Brands Holdings Inc.	105,700	3,421,509	*
Sagent Pharmaceuticals Inc.	29,800	926,780	*
SciClone Pharmaceuticals Inc.	495,887	3,416,661	*

Total Pharmaceuticals		16,109,991

TOTAL HEALTH CARE		102,104,694

INDUSTRIALS - 12.9%
Aerospace & Defense - 1.6%
AAR Corp.	174,500	4,214,175
American Science & Engineering Inc.	24,611	1,362,957
Ducommun Inc.	97,162	2,663,210	*
Engility Holdings Inc.	63,800	1,988,646	*
Moog Inc., Class A Shares	16,147	1,104,455	*

Total Aerospace & Defense		11,333,443

Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp.	13,031	623,664

Airlines - 0.4%
Alaska Air Group Inc.	29,984	1,305,503
Hawaiian Holdings Inc.	37,407	503,124	*
JetBlue Airways Corp.	66,092	701,897	*

Total Airlines		2,510,524

Building Products - 0.4%
PGT Inc.	295,571	2,754,722	*

Commercial Services & Supplies - 2.6%
ABM Industries Inc.	79,022	2,030,075
Brady Corp., Class A Shares	28,297	634,985
Deluxe Corp.	90,300	4,980,948
Herman Miller Inc.	40,300	1,202,955
Kimball International Inc., Class B Shares	146,608	2,206,450
Quad Graphics Inc.	43,152	830,676
Unifirst Corp.	20,800	2,009,072
United Stationers Inc.	110,893	4,166,250

Total Commercial Services & Supplies		18,061,411

Construction & Engineering - 0.6%
Argan Inc.	58,134	1,940,513

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	SHARES	VALUE
Construction & Engineering - 0.6% (continued)
Granite Construction Inc.	79,817	$2,538,979

Total Construction & Engineering		4,479,492

Electrical Equipment - 0.4%
Enphase Energy Inc.	91,287	1,368,392	*
Polypore International Inc.	41,800	1,626,438	*

Total Electrical Equipment		2,994,830

Machinery - 2.9%
Blount International Inc.	72,761	1,100,874	*
CIRCOR International Inc.	23,889	1,608,447
Federal Signal Corp.	237,947	3,150,418
Harsco Corp.	68,361	1,463,609
Hillenbrand Inc.	84,294	2,603,842
Hyster-Yale Materials Handling Inc.	53,128	3,805,027
L.B. Foster Co., Class A Shares	11,462	526,564
Mueller Water Products Inc., Class A Shares	478,400	3,961,152
NN Inc.	87,197	2,329,904

Total Machinery		20,549,837

Professional Services - 0.7%
Barrett Business Services Inc.	36,529	1,442,530
Exponent Inc.	6,100	432,368
Korn/Ferry International	17,372	432,563	*
Resources Connection Inc.	205,320	2,862,161

Total Professional Services		5,169,622

Road & Rail - 1.8%
AMERCO	13,100	3,430,759
ArcBest Corp.	99,154	3,698,444
Saia Inc.	28,792	1,426,932	*
Swift Transportation Co.	204,800	4,296,704	*

Total Road & Rail		12,852,839

Trading Companies & Distributors - 1.4%
Aircastle Ltd.	164,357	2,688,880
Applied Industrial Technologies Inc.	22,832	1,042,281
CAI International Inc.	70,300	1,360,305	*
DXP Enterprises Inc.	19,782	1,457,538	*
H&E Equipment Services Inc.	71,905	2,896,333

Total Trading Companies & Distributors		9,445,337

TOTAL INDUSTRIALS		90,775,721

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 1.9%
ARRIS Group Inc.	69,500	1,970,672	*
Black Box Corp.	45,027	1,050,030
Brocade Communications Systems Inc.	323,900	3,520,793
Calix Inc.	224,292	2,146,474	*
Comtech Telecommunications Corp.	58,633	2,178,216
Harmonic Inc.	199,630	1,265,654	*
Infinera Corp.	51,600	550,572	*
Polycom Inc.	56,900	699,017	*

Total Communications Equipment		13,381,428

Electronic Equipment, Instruments & Components - 2.7%
Benchmark Electronics Inc.	154,739	3,436,753	*
Daktronics Inc.	91,886	1,129,279
Fabrinet	99,151	1,447,605	*
Insight Enterprises Inc.	128,510	2,908,181	*
Methode Electronics Inc.	40,448	1,491,318
Plexus Corp.	100,000	3,693,000	*
Rogers Corp.	23,537	1,288,886	*

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 2.7% (continued)
Sanmina Corp.	184,500	$3,848,670	*

Total Electronic Equipment, Instruments & Components		19,243,692

Internet Software & Services - 2.2%
Constant Contact Inc.	99,300	2,695,002	*
Conversant Inc.	106,900	3,661,325	*
Digital River Inc.	70,136	1,018,375	*
LogMeIn Inc.	17,341	798,900	*
Stamps.com Inc.	66,292	2,105,434	*
United Online Inc.	1,646	18,024
VistaPrint NV	56,579	3,099,963	*
WebMD Health Corp.	42,390	1,772,326	*

Total Internet Software & Services		15,169,349

IT Services - 3.6%
Ciber Inc.	511,793	1,755,450	*
Convergys Corp.	168,150	2,996,433
Euronet Worldwide Inc.	22,800	1,089,612	*
Hackett Group Inc.	60,700	361,772
iGATE Corp.	95,771	3,516,711	*
NeuStar Inc.	55,473	1,377,395	*
Sapient Corp.	220,200	3,082,800	*
Sykes Enterprises Inc.	90,651	1,811,207	*
Syntel Inc.	47,814	4,204,763	*
TeleTech Holdings Inc.	66,676	1,638,896	*
Virtusa Corp.	100,234	3,564,321	*

Total IT Services		25,399,360

Semiconductors & Semiconductor Equipment - 5.4%
Advanced Energy Industries Inc.	74,000	1,390,460	*
Amkor Technology Inc.	63,400	533,194	*
Cirrus Logic Inc.	121,500	2,533,275	*
Diodes Inc.	33,800	808,496	*
FormFactor Inc.	293,000	2,100,810	*
International Rectifier Corp.	121,900	4,783,356	*
Lattice Semiconductor Corp.	332,100	2,490,750	*
MKS Instruments Inc.	73,827	2,464,345
OmniVision Technologies Inc.	186,500	4,934,790	*
Photronics Inc.	316,353	2,546,642	*
RF Micro Devices Inc.	627,972	7,246,797	*
Silicon Image Inc.	573,245	2,889,155	*
Spansion Inc.	149,429	3,405,487	*

Total Semiconductors & Semiconductor Equipment		38,127,557

Software - 4.8%
Aspen Technology Inc.	125,100	4,718,772	*
Comverse Inc.	57,252	1,278,437	*
Manhattan Associates Inc.	181,000	6,049,020	*
Mentor Graphics Corp.	151,600	3,107,042
NetScout Systems Inc.	90,336	4,137,389	*
Pegasystems Inc.	167,038	3,192,096
Progress Software Corp.	156,573	3,743,660	*
PTC Inc.	18,410	679,329	*
SeaChange International Inc.	149,275	1,038,954	*
Take-Two Interactive Software Inc.	86,100	1,986,327	*
Tivo Inc.	276,026	3,531,753	*

Total Software		33,462,779

Technology Hardware, Storage & Peripherals - 0.8%
Datalink Corp.	108,300	1,151,229	*
Immersion Corp.	32,687	280,454	*

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 0.8% (continued)
Super Micro Computer Inc.	137,311	$4,039,690	*

Total Technology Hardware, Storage & Peripherals		5,471,373

TOTAL INFORMATION TECHNOLOGY		150,255,538

MATERIALS - 4.9%
Chemicals - 1.3%
Advanced Emissions Solutions Inc.	96,586	2,054,385	*
Calgon Carbon Corp.	57,800	1,120,164	*
OM Group Inc.	124,500	3,230,775
PolyOne Corp.	54,200	1,928,436
Tronox Ltd., Class A Shares	31,784	827,973

Total Chemicals		9,161,733

Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	336,500	4,182,695	*
Myers Industrials Inc.	55,566	980,184

Total Containers & Packaging		5,162,879

Metals & Mining - 1.5%
Century Aluminum Co.	81,350	2,112,660	*
Globe Specialty Metals Inc.	97,300	1,769,887
Handy & Harman Ltd.	11,000	288,860	*
Kaiser Aluminum Corp.	6,552	499,393
Noranda Aluminium Holding Corp.	94,689	427,994
Stillwater Mining Co.	179,100	2,691,873	*
Worthington Industries Inc.	75,700	2,817,554

Total Metals & Mining		10,608,221

Paper & Forest Products - 1.3%
Clearwater Paper Corp.	53,500	3,215,885	*
Louisiana-Pacific Corp.	159,900	2,173,041	*
Neenah Paper Inc.	26,665	1,426,044
Resolute Forest Products	160,100	2,503,964	*

Total Paper & Forest Products		9,318,934

TOTAL MATERIALS		34,251,767

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
IDT Corp., Class B Shares	25,738	413,352
Inteliquent Inc.	63,300	788,085
Iridium Communications Inc.	76,859	680,202	*
Vonage Holdings Corp.	1,005,620	3,298,434	*

Total Diversified Telecommunication Services		5,180,073

Wireless Telecommunication Services - 0.2%
Spok Holdings Inc.	84,338	1,097,237

TOTAL TELECOMMUNICATION SERVICES		6,277,310

UTILITIES - 2.8%
Electric Utilities - 1.3%
NRG Yield Inc., Class A Shares	35,300	1,660,865
Otter Tail Corp.	101,100	2,696,337
Portland General Electric Co.	112,010	3,597,761
UIL Holdings Corp.	30,100	1,065,540

Total Electric Utilities		9,020,503

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY			SHARES	VALUE
Gas Utilities - 0.8%
Chesapeake Utilities Corp.			64,650	$2,693,319
Southwest Gas Corp.			58,500	2,841,930

Total Gas Utilities				5,535,249

Multi-Utilities - 0.2%
NorthWestern Corp.			37,508	1,701,363

Water Utilities - 0.5%
American States Water Co.			109,600	3,334,032

TOTAL UTILITIES				19,591,147

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $608,732,632)				700,873,704

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreements - 0.1%
Interest in $1,332,731,000 joint tri-party repurchase agreement dated 9/30/14 with RBS Securities Inc.; Proceeds at maturity - $489,000; (Fully collateralized by various U.S. government obligations, 0.125% to 3.875% due 4/15/15 to 2/15/44; Market value - $498,780) (Cost - $489,000)	0.001%	10/1/14	$489,000	489,000

TOTAL INVESTMENTS - 99.9% (Cost - $609,221,632#)				701,362,704
Other Assets in Excess of Liabilities - 0.1%				940,793

TOTAL NET ASSETS - 100.0%				$702,303,497

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch U.S. Small Capitalization Equity Fund (formerly, Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$700,873,704	—	—	$700,873,704

Short-term investments†	—	$489,000	—	489,000

Total investments	$700,873,704	$489,000	—	$701,362,704

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$127,739,108
Gross unrealized depreciation	(35,598,036)

Net unrealized appreciation	$92,141,072

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2014, the Fund did not have any derivative instruments outstanding.

During the period ended September 30, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$119,507

†	At September 30, 2014, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ KENNETH. D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 25, 2014